UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-719
                                   -------

The Value Line Special Situations Fund, Inc.
--------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
----------------------------------------

David T. Henigson
-----------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: December 31, 2004
                        ------------------

Date of reporting period: September 30, 2004
                          ------------------

ITEM 1:  SCHEDULE OF INVESTMENTS.

         A copy of Schedule of Investments for the period ended 9/30/04 is included with this Form.

                     VALUE LINE SPECIAL SITUATION FUND, INC
                             Schedule of Investments
                          September 30, 2004(Unaudited)

                                                                                                    PERCENT OF
                                                                                                    TOTAL NET
Security Description                                             SHARES            MARKET VALUE       ASSETS
                                                                                                    ----------
ADVERTISING
HARTE HANKS INC                                                  28,500               712,785
RH DONNELLEY CORP                                                17,000               839,120
                                                                        --------------------------------------
                                                                                    1,551,905            0.5%
AEROSPACE/DEFENSE
ARMOR HLDGS INC                                                  30,000             1,248,300
ENGINEERED SUPPORT SYS INC                                       19,000               867,160
PRECISION CASTPARTS CORP                                         11,000               660,550
ROCKWELL COLLINS INC                                             18,200               675,948
UNITED DEFENSE INDS INC                                          19,000               759,810
                                                                        --------------------------------------
                                                                                    4,211,768            1.2%
AIR TRANSPORT
EGL INC                                                          25,000               756,500
FEDEX CORP                                                       10,000               856,900
                                                                        --------------------------------------
                                                                                    1,613,400            0.5%
APPAREL
COLUMBIA SPORTSWEAR CO                                            5,000               272,500
JOS A BANK CLOTHIERS INC                                         16,000               442,880
KELLWOOD CO                                                      16,000               583,200
OXFORD INDS INC                                                  17,500               651,875
POLO RALPH LAUREN CORP                                           19,800               720,126
                                                                        --------------------------------------
                                                                                    2,670,581            0.8%
AUTO & TRUCK
OSHKOSH TRUCK CORP                                               19,000             1,084,140            0.3%

AUTO PARTS (DEM)
AMERICAN AXLE + MFG HLDGS INC                                    10,000               292,600
AUTOLIV                                                          19,000               767,600
BORG WARNER INC                                                  15,600               675,324
EATON CORP                                                       12,000               760,920
GENTEX CORP                                                      11,000               386,430
JOHNSON CTLS INC                                                 20,000             1,136,200
LEAR CORP                                                        12,000               653,400
                                                                        --------------------------------------
                                                                                    4,672,474            1.4%
BANK
BANCO ITAU S A                                                   13,100               727,050
BANCORPSOUTH INC                                                 26,000               597,740
BANK HAWAII CORP                                                 25,000             1,181,250
CITY NATL CORP                                                   10,400               675,480
COMMUNITY FIRST BANKSHARES INC                                   18,000               577,080
COMPASS BANCSHARES INC                                           21,000               920,220
HIBERNIA CORP                                                    37,000               977,170
M + T BK CORP                                                     7,200               689,040
POPULAR INC                                                      13,200               347,160
R + G FINANCIAL CORP                                             18,600               718,890

                                                                                                    PERCENT OF
                                                                                                    TOTAL NET
Security Description                                             SHARES            MARKET VALUE       ASSETS
                                                                                                    ----------
SOUTH FINL GROUP INC                                             23,000               648,600
UCBH HLDGS INC                                                   22,000               859,540
W HLDG CO INC                                                    22,950               436,050
WEBSTER FINL CORP WATERBURY                                      17,000               839,630
WELLS FARGO + CO NEW                                             13,000               775,190
WESTAMERICA BANCORPORATION                                       17,000               933,130
                                                                        --------------------------------------
                                                                                   11,903,220            3.5%
BANK (CANADIAN)
BANK MONTREAL QUE                                                17,000               742,220
CDN IMPERIAL BK OF COMMERCE                                       9,000               480,420
                                                                        --------------------------------------
                                                                                    1,222,640            0.4%
BANK (MIDWEST)
ASSOCIATED BANC CORP                                             22,900               734,403
COMMERCE BANCSHARES INC                                          14,332               689,226
FIRST HORIZON NATL CORP                                          12,000               520,320
HUNTINGTON BANCSHARES INC                                        27,000               672,570
MARSHALL + ILSLEY CORP                                           18,000               725,400
TCF FINANCIAL CORP                                               23,200               702,728
                                                                        --------------------------------------
                                                                                    4,044,647            1.2%
BEVERAGE (ALCOHOLIC)
CONSTELLATION BRANDS INC                                         18,000               685,080            0.2%

BEVERAGE (SOFT DRINK)
COTT CORP QUE                                                    21,000               605,640            0.2%

BIOTECHNOLOGY
GEN PROBE INC NEW                                                19,000               757,530
GENENTECH INC                                                    12,800               670,976
MARTEK BIOSCIENCES CORP                                           5,000               243,200
MEDICINES CO                                                     29,000               700,060
TELIK INC                                                        24,000               535,200
UNITED THERAPEUTICS CORP DEL                                     11,000               384,230
                                                                        --------------------------------------
                                                                                    3,291,196            1.0%
BUILDING MATERIALS
JACOBS ENGR GROUP INC                                            20,000               765,800
SIMPSON MFG INC                                                  12,000               758,400
TREX INC                                                          2,000                88,560
                                                                        --------------------------------------
                                                                                    1,612,760            0.5%
CANADIAN ENERGY
ENCANA CORP                                                      14,500               671,350
IMPERIAL OIL LTD                                                 15,000               775,650
NOVA CHEMICALS CORP                                              21,400               828,180
TALISMAN ENERGY INC                                              29,000               751,100
                                                                        --------------------------------------
                                                                                    3,026,280            0.9%
CEMENT & AGGREGATES
CERADYNE INC CALIF                                               16,000               702,560
FLORIDA ROCK INDS INC                                            17,100               837,729
                                                                        --------------------------------------
                                                                                    1,540,289            0.5%
CHEMICAL (DIVERSIFIED)
CYTEC INDS INC                                                   14,300               699,985
POTASH CORP SASK INC                                             13,200               847,044
3M CO                                                            14,000             1,119,580
                                                                        --------------------------------------
                                                                                    2,666,609            0.8%

                                                                                                    PERCENT OF
                                                                                                    TOTAL NET
Security Description                                             SHARES            MARKET VALUE       ASSETS
                                                                                                    ----------
CHEMICAL (SPECIALITY)
AIRGAS INC                                                       26,000               625,820
ECOLAB INC                                                       24,000               754,560
PRAXAIR INC                                                      30,000             1,282,200
VALSPAR CORP                                                     11,000               513,480
                                                                        --------------------------------------
                                                                                    3,176,060            0.9%
COAL
JOY GLOBAL INC                                                   23,000               790,740
PEABODY ENERGY CORP                                              13,300               791,350
                                                                        --------------------------------------
                                                                                    1,582,090            0.5%
COMPUTER & PERIFERALS
SCANSOURCE INC                                                   12,500               797,500
ZEBRA TECHNOLOGIES CORP                                          20,250             1,235,453
                                                                        --------------------------------------
                                                                                    2,032,953            0.6%
COMPUTER SOFTWARE SRVS
ANSYS INC                                                        15,000               745,950
AUTODESK INCORPORATED                                            19,000               923,970
CACI INTL INC                                                     9,000               475,020
COGNIZANT TECHNOLOGY SOLUTIONS                                   50,000             1,525,500
COGNOS INC                                                       21,000               745,920
DIGITAL RIV INC                                                  21,700               646,226
HYPERION SOLUTIONS CORP                                           2,000                67,980
INFOSYS TECHNOLOGIES LTD                                         14,200               803,720
INTERGRAPH CORP                                                  29,000               787,930
SYMANTEC CORP                                                    28,000             1,536,640
                                                                        --------------------------------------
                                                                                    8,258,856            2.4%
DIVERSIFIED COMPANY
ACUITY BRANDS INC                                                13,000               309,010
AMERICAN STD COS INC DEL                                         30,000             1,167,300
AMETEK INC NEW                                                   22,000               667,040
BRASCAN CORP                                                      8,400               253,680
BRINKS CO                                                        21,000               633,570
DANAHER CORP                                                     15,800               810,224
ESCO TECHNOLOGIES INC                                            12,000               813,120
FORTUNE BRANDS INC                                                9,600               711,264
GRIFFON CORP                                                     25,400               535,940
ITT INDS INC                                                      8,600               687,914
PENTAIR INC                                                      20,000               698,200
TEXTRON INC                                                      11,500               739,105
UNITED TECHNOLOGIES CORP                                          7,000               653,660
                                                                        --------------------------------------
                                                                                    8,680,027            2.6%
DRUG
ANGIOTECH PHARMACEUTICALS INC                                    15,000               304,050
ARIAD PHARMACEUTICALS INC                                        12,000                80,280
BIOGEN IDEC INC                                                  12,000               734,040
CELGENE CORP                                                     12,000               698,760
COVANCE INC                                                      16,800               671,496
ELAN PLC                                                         28,000               655,200
EON LABS INC                                                     14,000               303,800
FOREST LABS INC                                                   9,000               404,820
GILEAD SCIENCES INC                                              20,000               747,600
IMPAX LABORATORIES INC                                           33,000               506,880
MEDICIS PHARMACEUTICAL CORP                                      17,000               663,680

                                                                                                    PERCENT OF
                                                                                                    TOTAL NET
Security Description                                             SHARES            MARKET VALUE       ASSETS
                                                                                                    ----------
MGI PHARMA INC                                                   29,000               774,010
NEUROCRINE BIOSCIENCES INC                                       13,000               613,080
PHARMION CORP                                                    15,000               775,440
SALIX PHARMACEUTICALS LTD                                        22,050               474,516
TEVA PHARMACEUTICAL INDS LTD                                     40,000             1,038,000
                                                                        --------------------------------------
                                                                                    9,445,652            2.8%
E-COMMERCE
TIBCO SOFTWARE INC                                               90,000               765,900
WEBSENSE INC                                                      6,000               250,020
                                                                        --------------------------------------
                                                                                    1,015,920            0.3%
EDUCATIONAL SERVICES
APOLLO GROUP INC                                                 20,750             1,522,428
CAREER ED CORP                                                   42,000             1,194,060
EDUCATION MGMT CORP                                              27,000               719,280
STRAYER ED INC                                                    8,500               977,585
                                                                        --------------------------------------
                                                                                    4,413,353            1.3%
ELECTRICAL EQUIPMENT
FLIR SYS INC                                                     24,000             1,404,000
RAYOVAC CORP                                                      8,000               210,800
ROCKWELL AUTOMATION INC                                          22,000               851,400
WESCO INTL INC                                                    2,700                65,475
                                                                        --------------------------------------
                                                                                    2,531,675            0.8%
ELECTRICAL UTILITY (CENTRAL)
ENTERGY CORP                                                     12,000               727,320
TXU CORP                                                         24,000             1,150,080
                                                                        --------------------------------------
                                                                                    1,877,400            0.6%
ELECTRICAL UTILITY (EAST)
EXELON CORP                                                      18,000               660,420            0.2%

ELECTRICAL UTILITY (WEST)
SEMPRA ENERGY                                                    18,500               669,515            0.2%

ELECTRONICS
AMPHENOL CORP NEW                                                20,400               698,904
HARMAN INTL INDS INC NEW                                         28,000             3,017,000
HARRIS CORP DEL                                                  14,700               807,618
PAXAR CORP                                                       36,000               816,480
PLANTRONICS INC NEW                                              17,000               735,080
SONIC SOLUTIONS                                                  22,000               359,040
TRIMBLE NAVIGATION LTD                                           31,500               995,400
                                                                        --------------------------------------
                                                                                    7,429,522            2.2%
ENTERTAINMENT TECHNOLOGY
AVID TECHNOLOGY INC                                              13,000               609,310
MACROVISION CORP                                                  8,000               192,640
SCIENTIFIC GAMES CORP                                            38,000               725,800
                                                                        --------------------------------------
                                                                                    1,527,750            0.5%
ENVIRONMENTAL
REPUBLIC SVCS INC                                                22,000               654,720
STERICYCLE INC                                                   24,000             1,101,600
                                                                        --------------------------------------
                                                                                    1,756,320            0.5%
FINANCIAL SERVICES
BLACKROCK INC                                                     6,000               440,940
CASH AMER INTL INC                                               16,000               391,360

                                                                                                    PERCENT OF
                                                                                                    TOTAL NET
Security Description                                             SHARES            MARKET VALUE       ASSETS
                                                                                                    ----------
COUNTRYWIDE FINL CORP                                            24,000               945,360
DORAL FINL CORP                                                  36,000             1,492,920
FIRST CASH FINANCIAL SERVICES                                     7,000               140,210
GLOBAL PMTS INC                                                  14,100               755,055
INVESTORS FINL SERVICES CORP                                     16,000               722,080
LEUCADIA NATL CORP                                               12,000               679,800
NEW CENTY FINL CORP                                              13,200               794,904
PROASSURANCE CORP                                                21,000               735,420
SLM CORP                                                         15,000               669,000
UNITRIN INC                                                       2,000                83,140
WINTRUST FINL CORP                                               15,000               859,200
                                                                        --------------------------------------
                                                                                    8,709,389            2.6%
FOOD PROCESSING
BUNGE LIMITED                                                    16,000               639,680
DEAN FOODS CO NEW                                                24,000               720,480
FLOWERS FOODS INC                                                 6,000               155,100
MCCORMICK + CO INC                                               18,000               618,120
RALCORP HLDGS INC NEW                                            19,000               685,900
SMUCKER J M CO                                                    9,200               408,572
UNITED NAT FOODS INC                                             41,000             1,090,600
                                                                        --------------------------------------
                                                                                    4,318,452            1.3%
FOOD WHOLESALERS
SYSCO CORP                                                       17,000               508,640            0.2%

FOREIGN TELECOM
ERICSSON L M TEL CO                                              17,000               531,080            0.2%

FURN/HOME FURNISHINGS
HNI CORP                                                          5,000               197,900
SELECT COMFORT CORP                                               3,700                67,340
TUESDAY MORNING CORP                                             21,900               677,148
                                                                        --------------------------------------
                                                                                      942,388            0.3%
GROCERY
WHOLE FOODS MKT INC                                               6,000               514,740            0.2%

HEALTH CARE INFO SYSTEMS
ERESEARCHTECHNOLOGY INC                                          40,000               533,200            0.2%

HOME APPLIANCES
BLACK + DECKER CORPORATION                                       10,000               774,400
TORO CO                                                          20,000             1,366,000
                                                                        --------------------------------------
                                                                                    2,140,400            0.6%
HOME BUILDING
ST JOE CO                                                        13,500               644,895            0.2%

HOTEL/GAMING
BOYD GAMING CORP                                                 25,000               703,750
CHOICE HOTELS INC                                                18,000             1,036,620
GTECH HLDGS CORP                                                 10,000               253,200
HARRAHS ENTMT INC                                                 7,000               370,860
INTERNATIONAL GAME TECHNOLOGY                                    17,000               611,150
MGM MIRAGEINC                                                    14,000               695,100
PENN NATL GAMING INC                                             32,000             1,292,800

                                                                                                    PERCENT OF
                                                                                                    TOTAL NET
Security Description                                             SHARES            MARKET VALUE       ASSETS
                                                                                                    ----------
STATION CASINOS INC                                              23,000             1,127,920
WMS INDUSTRIES INC                                               22,000               565,180
                                                                        --------------------------------------
                                                                                    6,656,580            2.0%
HOUSEHOLD PRODUCTS
CHURCH + DWIGHT INC                                              22,500               631,350
ENERGIZER HLDGS INC                                              22,000             1,014,200
PROCTER AND GAMBLE CO                                            20,000             1,082,400
SCOTTS CO                                                        11,000               705,650
YANKEE CANDLE INC                                                23,000               666,080
                                                                        --------------------------------------
                                                                                    4,099,680            1.2%
HUMAN RESOURCES
GEVITY HR INC                                                    16,500               253,770
RESOURCES CONNECTION INC                                          6,700               253,126
                                                                        --------------------------------------
                                                                                      506,896            0.2%
INDUSTRIAL SERVICES
AARON RENTS INC                                                  41,250               897,600
C H ROBINSON WORLDWIDE                                           15,000               695,850
EXPEDITORS INTL WA INC                                           17,000               878,900
IRON MTN INC PA                                                  22,500               761,625
NAVIGANT CONSULTING CO                                           13,000               285,480
                                                                        --------------------------------------
                                                                                    3,519,455            1.0%
INFORMATION SERVICES
ALLIANCE DATA SYSTEMS CORP                                       23,500               953,160
ARBITRON INC                                                      7,000               256,270
CORPORATE EXECUTIVE BRD CO                                       11,700               716,508
DUN + BRADSTREET CORP DEL NEW                                    13,000               763,100
MOODYS CORP                                                      10,000               732,500
                                                                        --------------------------------------
                                                                                    3,421,538            1.0%
INSURANCE (LIFE)
AFLAC INC                                                        16,000               627,360
DELPHI FINL GROUP INC                                            17,400               698,958
TORCHMARK INC                                                    13,500               717,930
                                                                        --------------------------------------
                                                                                    2,044,248            0.6%
INSURANCE PROP (CASUALTY)
BERKLEY W R CORP                                                 24,750             1,043,460
EVEREST REINSURANCE GROUP LTD                                     7,000               520,310
FIDELITY NATL FINL INC                                           29,700             1,131,570
HCC INS HLDGS INC                                                21,000               633,150
IPC HOLDINGS LTD BERMUDA                                         16,500               627,165
MARKEL CORP                                                       2,300               709,320
MERCURY GEN CORP                                                  4,500               238,005
OLD REP INTL CORP                                                25,000               625,750
RENAISSANCERE HOLDINGS LTD                                       17,400               897,492
RLI CORP                                                         18,000               675,900
                                                                        --------------------------------------
                                                                                    7,102,122            2.1%
INTERNET
AKAMAI TECHNOLOGIES INC                                          31,000               435,550
EBAY INC                                                         12,000             1,103,280
INFOSPACE INC                                                     3,000               142,170
OPSWARE INC                                                      54,000               302,940
VALUECLICK INC                                                   49,000               462,560
                                                                        --------------------------------------
                                                                                    2,446,500            0.7%

                                                                                                    PERCENT OF
                                                                                                    TOTAL NET
Security Description                                             SHARES            MARKET VALUE       ASSETS
                                                                                                    ----------
MACHINERY
ACTUANT CORP                                                     20,000               824,200
BRIGGS + STRATTON CORP                                            7,500               609,000
CATERPILLAR INC                                                   9,000               724,050
DONALDSON CO INC                                                 14,000               397,460
GRACO INC                                                        28,125               942,188
IDEX CORP                                                        19,900               675,804
MINE SAFETY APPLIANCES CO                                        18,000               732,960
MSC INDL DIRECT INC                                              14,000               477,120
NORDSON CORP                                                      4,100               140,753
ROPER INDS                                                       13,000               746,980
                                                                        --------------------------------------
                                                                                    6,270,515            1.9%
MANUF.HOUSING/REC. VEHICLES
THOR INDS INC                                                    10,000               264,700
WINNEBAGO IND INC.                                               27,200               942,208
                                                                        --------------------------------------
                                                                                    1,206,908            0.4%
MEDICAL SERVICES
AMEDISYS INC                                                     21,000               628,950
AMERICAN HEALTHWAYS INC                                          20,000               582,200
CENTENE CORP DEL                                                 20,000               851,600
COVENTRY HEALTH CARE INC                                         10,500               560,385
DAVITA INC                                                       24,000               747,600
GENTIVA HEALTH SVCS INC                                          22,000               360,140
GIVEN IMAGING                                                     8,400               322,980
NABI BIOPHARMACEUTICALS                                          29,000               388,020
NEIGHBORCARE INC                                                 21,000               532,350
RENAL CARE GROUP INC                                             24,000               773,520
SIERRA HEALTH SVCS INC                                           18,000               862,740
UNITED SURGICAL PARTNERS                                         17,000               583,950
UNITEDHEALTH GROUP INC                                           13,940             1,027,936
VCA ANTECH INC                                                   21,000               433,230
WELLCHOICE INC                                                   13,400               500,222
WELLPOINT HEALTH NETWORKS INC                                     8,000               840,720
                                                                        --------------------------------------
                                                                                    9,996,543            3.0%
MEDICAL SUPPLIES
ADVANCED MED OPTICS INC                                          28,500             1,127,745
ADVANCED NEUROMODULATION SYS                                     11,000               333,850
ALCON INC                                                        11,000               882,200
ALIGN TECHNOLOGY INC                                             19,000               290,320
BARD C R INC                                                     16,000               906,080
BECTON DICKINSON + CO                                            13,000               672,100
BIO RAD LABORATORIES INC                                          4,000               204,400
BIOMET INC                                                       23,750             1,113,400
BOSTON SCIENTIFIC CORP                                           28,000             1,112,440
CONNETICS CORP                                                   26,000               702,520
COOPER COS INC                                                   33,500             2,296,425
DADE BEHRING HLDGS INC                                           23,000             1,281,514
DENTSPLY INTL INC NEW                                            18,500               960,890
FISHER SCIENTIFIC INTL INC                                       19,000             1,108,270
IDEXX LABS INC                                                   15,000               761,100
INAMED CORP                                                      31,500             1,501,605
INTEGRA LIFESCIENCES CORP                                        21,000               674,310
INTUITIVE SURGICAL INC                                           17,000               420,750
KYPHON INC                                                       15,000               371,700

                                                                                                    PERCENT OF
                                                                                                    TOTAL NET
Security Description                                             SHARES            MARKET VALUE       ASSETS
                                                                                                    ----------
MENTOR CORP MINN                                                 21,600               727,488
PATTERSON COS INC                                                22,000             1,684,320
POLYMEDICA CORP                                                  23,000               708,400
RESPIRONICS INC                                                  17,000               908,480
SCHEIN HENRY INC                                                 28,000             1,744,680
ST JUDE MED INC                                                  14,000             1,053,780
SYBRON DENTAL SPECIALTIES                                        21,000               623,490
VARIAN MED SYS INC                                               50,000             1,728,500
WRIGHT MED GROUP INC                                             23,000               577,760
ZIMMER HOLDINGS INC                                              13,000             1,027,520
                                                                        --------------------------------------
                                                                                   27,506,037            8.2%
METAL FABRICATING
ILLINOIS TOOL WKS INC                                             7,200               670,824            0.2%

METALS & MINING (DIV)
ALLEGHENY TECHNOLOGIES INC                                       36,000               657,000
COMPANHIA VALE DO RIO DOCE                                       12,000               269,640
                                                                        --------------------------------------
                                                                                      926,640            0.3%
NATURAL GAS (DISTRIBUTION)
AGL RES INC                                                      22,000               676,940
ENERGEN CORP                                                     16,000               824,800
UGI CORP NEW                                                     19,000               707,940
                                                                        --------------------------------------
                                                                                    2,209,680            0.7%
NATURAL GAS (DIVERSIFIED)
EQUITABLE RES INC                                                15,000               814,650
PATINA OIL + GAS CORP                                            40,000             1,182,800
QUESTAR CORP                                                     17,000               778,940
SOUTHWESTERN ENERGY CO                                           26,000             1,091,740
XTO ENERGY INC                                                   32,082             1,042,023
                                                                        --------------------------------------
                                                                                    4,910,153            1.5%
NEWSPAPER
GANNETT INC                                                       7,000               586,320
KNIGHT RIDDER INC                                                 8,500               556,325
LEE ENTERPRISES INC                                              16,500               764,610
MCCLATCHY CO                                                      9,000               637,470
SCRIPPS E W CO OH                                                14,000               668,920
WASHINGTON POST CO                                                  800               736,000
                                                                        --------------------------------------
                                                                                    3,949,645            1.2%
OFFICE EQUIP. & SUPPLIES
GLOBAL IMAGING SYS INC                                           22,400               696,192
STAPLES INC                                                      30,000               894,600
                                                                        --------------------------------------
                                                                                    1,590,792            0.5%
OILFIELD SERVICES/EQUIPMENT
CAL DIVE INTL INC                                                12,000               427,440
CARBO CERAMICS INC                                               10,600               764,684
FMC TECHNOLOGIES INC                                             22,000               734,800
TEEKAY SHIPPING CORP                                             11,400               491,226
                                                                        --------------------------------------
                                                                                    2,418,150            0.7%
OTHER
SYNGENTA AG                                                       6,000               114,540           0.03%

                                                                                                    PERCENT OF
                                                                                                    TOTAL NET
Security Description                                             SHARES            MARKET VALUE       ASSETS
                                                                                                    ----------

PACKAGING & CONTAINER
BALL CORP                                                        24,000               898,320
CLARCOR INC                                                      17,000               810,390
JARDEN CORP                                                      28,800             1,050,912
                                                                        --------------------------------------
                                                                                    2,759,622            0.8%
PETROLEUM (INTEGRATED)
DENBURY RES INC                                                  30,500               774,700
MURPHY OIL CORP                                                  11,000               954,470
PREMCOR INC                                                      17,500               673,750
                                                                        --------------------------------------
                                                                                    2,402,920            0.7%
PETROLEUM (PRODUCING)
APACHE CORP                                                      16,800               841,848
BURLINGTON RES INC                                               18,000               734,400
CANADIAN NATURAL RES LTD                                         21,600               860,328
CHESAPEAKE ENERGY CORP                                           50,000               791,500
COMSTOCK RES INC                                                 25,000               523,000
EVERGREEN RESOURCES                                              20,000               787,000
POGO PRODUCING CO                                                14,000               664,300
PRECISION DRILLING CORP                                           4,000               230,000
RANGE RES CORP                                                   41,000               717,090
SUNCOR ENERGY INC                                                28,000               896,280
TENARIS S A                                                      15,500               706,645
ULTRA PETE CORP                                                  24,500             1,201,725
UNIT CORP                                                        29,000             1,017,320
                                                                        --------------------------------------
                                                                                    9,971,436            3.0%
PHARMACY
CAREMARK RX INC                                                  40,000             1,282,800
EXPRESS SCRIPTS INC                                              12,000               784,080
                                                                        --------------------------------------
                                                                                    2,066,880            0.6%
PRECISION INSTRUMENT
DIONEX CORP                                                      13,500               738,450
KRONOS INC                                                       17,700               783,933
                                                                        --------------------------------------
                                                                                    1,522,383            0.5%
PUBLISHING
DONNELLEY R R + SONS CO                                          25,200               789,264
MCGRAW HILL COS INC                                               9,000               717,210
MEREDITH CORP                                                    13,200               678,216
                                                                        --------------------------------------
                                                                                    2,184,690            0.6%
R.E.I.T.
CORRECTIONS CORP AMER NEW                                        23,700               838,032
ESSEX PROPERTY TRUST                                              7,000               502,950
IMPAC MORT HOLDINGS INC                                          16,200               426,060
ISTAR FINL INC                                                    7,000               288,610
NEWCASTLE INVT CORP NEW                                          17,000               521,900
PAN PAC RETAIL PPTYS INC                                         14,500               784,450
PENNSYLVANIA REAL ESTATE INVT                                    17,000               657,220
PROLOGIS                                                         21,000               740,040
REDWOOD TR INC.                                                   3,000               187,260
REGENCY CTRS CORP                                                 9,000               418,410
                                                                        --------------------------------------
                                                                                    5,364,932            1.6%
RAILROAD
CANADIAN NATL RY CO                                              15,450               749,325
GENESEE + WYO INC                                                12,000               303,840
                                                                        --------------------------------------
                                                                                    1,053,165            0.3%

                                                                                                    PERCENT OF
                                                                                                    TOTAL NET
Security Description                                             SHARES            MARKET VALUE       ASSETS
                                                                                                    ----------
RECREATION
BRUNSWICK CORP                                                   16,000               732,160
HARLEY DAVIDSON INC                                              11,000               653,840
MULTIMEDIA GAMES INC                                             12,000               186,000
ROYAL CARIBBEAN CRUISES LTD                                      16,000               697,600
SCP POOL CORP                                                    45,000             1,203,300
SHUFFLE MASTER INC                                               37,500             1,404,750
                                                                        --------------------------------------
                                                                                    4,877,650            1.4%
RESTAURANT
APPLEBEES INTL INC                                               33,750               853,200
CKE RESTAURANTS INC                                              26,000               287,300
MCDONALDS CORP                                                   25,000               700,750
P F CHANGS CHINA BISTRO INC                                      14,500               703,105
RARE HOSPITALITY INTL INC                                        28,500               759,525
RUBY TUESDAY INC                                                 49,800             1,387,926
SONIC CORP                                                       84,375             2,162,531
STARBUCKS CORP                                                   25,000             1,136,500
YUM BRANDS INC                                                   19,000               772,540
                                                                        --------------------------------------
                                                                                    8,763,377            2.6%
RETAIL (SPECIAL LINES)
AEROPOSTALE                                                      31,500               825,300
AMERICAN EAGLE OUTFITTERS INC                                    17,500               644,875
BED BATH + BEYOND INC                                            17,000               630,870
CHICOS FAS INC                                                   28,000               957,600
CLAIRE S STORES INC                                              31,000               776,240
COACH INC                                                        25,000             1,060,500
COLDWATER CREEK INC                                              29,000               605,230
DICKS SPORTING GOODS INC                                         22,500               801,450
FINISH LINE INC                                                  19,500               602,940
FOSSIL INC                                                       36,000             1,113,840
GUITAR CTR INC                                                   25,000             1,082,500
MICHAELS STORES INC                                               5,000               296,050
PETCO ANIMAL SUPPLIES INC                                        19,500               636,870
PETSMART INC                                                     24,000               681,360
QUIKSILVER INC                                                   29,000               737,180
ROSS STORES INC                                                  28,000               656,320
TJX COS INC NEW                                                  28,000               617,120
URBAN OUTFITTERS INC                                             24,000               825,600
WILLIAMS SONOMA INC                                              13,000               488,150
ZALE CORP NEW                                                    24,600               691,260
                                                                        --------------------------------------
                                                                                   14,731,255            4.4%
RETAIL AUTOMOTIVE
ADVANCE AUTO PARTS                                               16,600               571,040
CSK AUTO CORP                                                    26,000               346,320
O REILLY AUTOMOTIVE INC                                          14,000               536,060
                                                                        --------------------------------------
                                                                                    1,453,420            0.4%
RETAIL BUILDING SUPPLY
FASTENAL CO                                                      14,000               806,400
HUGHES SUPPLY INC                                                25,000               751,750
LOWES COS INC                                                    19,000             1,032,650
TRACTOR SUPPLY CO                                                28,000               880,320
                                                                        --------------------------------------
                                                                                    3,471,120            1.0%

                                                                                                    PERCENT OF
                                                                                                    TOTAL NET
Security Description                                             SHARES            MARKET VALUE       ASSETS
                                                                                                    ----------
RETAIL STORE
KMART HLDG CORPORATON                                            15,400             1,347,038
PENNEY J C INC                                                   20,000               705,600
TARGET CORP                                                      15,000               678,750
                                                                        --------------------------------------
                                                                                    2,731,388            0.8%
SECURITIES BROKERAGE
BEAR STEARNS COS INC                                              8,000               769,360            0.2%

SEMICONDUCTOR
ANALOG DEVICES INC                                               13,000               504,140            0.1%

SHOE
BROWN SHOE INC NEW                                                9,000               225,540
GENESCO INC                                                      30,200               711,210
NIKE INC                                                          9,000               709,200
TIMBERLAND CO                                                     4,000               227,200
                                                                        --------------------------------------
                                                                                    1,873,150            0.6%
STEEL (GENERAL)
CLEVELAND CLIFFS INC                                              3,000               242,610
GERDAU S A                                                       36,000               588,600
                                                                        --------------------------------------
                                                                                      831,210            0.2%
TELECOM. EQUIPMENT
AVAYA INC                                                        43,000               599,420
COMMSCOPE INC                                                     9,000               194,400
MARVELL TECHNOLOGY GROUP LTD                                     25,400               663,702
                                                                        --------------------------------------
                                                                                    1,457,522            0.4%
TELECOM. SERVICES
DYCOM INDS INC                                                   27,000               766,530
MOBILE TELESYSTEMS                                                8,500             1,232,415
NEXTEL COMMUNICATIONS INC                                        30,000               715,200
NII HLDGS INC                                                    19,500               803,595
OPEN JT STK CO VIMPEL COMMN                                       8,500               924,800
SPRINT CORP                                                      33,000               664,290
WESTERN WIRELESS CORP                                            27,000               694,170
                                                                        --------------------------------------
                                                                                    5,801,000            1.7%
THRIFT
BANKATLANTIC BANCORP INC                                         37,000               677,840
BROOKLINE BANCORP INC DEL                                        13,000               203,710
COMMERCIAL CAP BANCORP INC                                       23,000               521,870
FIRST BANCORP P R                                                18,500               893,550
FIRSTFED FINL CORP DEL                                           13,000               635,440
GOLDEN WEST FINL CORP DEL                                        11,000             1,220,450
GREENPOINT FINL CORP                                             14,500               670,770
HUDSON CITY BANCORP INC                                          28,000             1,000,720
SOVEREIGN BANCORP INC                                            63,000             1,374,660
WASHINGTON FED INC                                               30,800               774,620
WESTCORP INC                                                     16,000               680,320
                                                                        --------------------------------------
                                                                                    8,653,950            2.6%
TIRE & RUBBER
CARLISLE COS INC                                                 10,500               671,265            0.2%

TOBACCO
UNIVERSAL CORP VA                                                 5,000               223,200            0.1%

                                                                                                    PERCENT OF
                                                                                                    TOTAL NET
Security Description                                             SHARES            MARKET VALUE       ASSETS
                                                                                                    ----------

TOILETRIES/COSMETICS
AVON PRODS INC                                                   22,000               960,960
HELEN OF TROY LTD                                                14,000               381,080
LAUDER ESTEE COS INC                                             14,000               585,200
NU SKIN ENTERPRISES INC                                          33,000               775,830
REGIS CORP MINNESOTA                                             16,500               663,630
                                                                        --------------------------------------
                                                                                    3,366,700            1.0%
TRUCKING
ARKANSAS BEST CORP                                               19,000               695,780
HEARTLAND EXPRESS INC                                            20,000               369,000
HUNT J B TRANS SVCS INC                                          21,000               779,940
LANDSTAR SYS INC                                                 38,000             2,229,840
WERNER ENTERPRISES INC                                           31,250               603,438
YELLOW ROADWAY CORP                                              21,000               984,690
                                                                        --------------------------------------
                                                                                    5,662,688            1.7%
WATER UTILITY
AQUA AMER INC                                                    31,000               685,410            0.2%

WIRELESS NETWORKING (1.0%)
ALAMOSA HOLDINGS INC                                             86,000               657,040
ALVARION LTD                                                     12,000               155,280
NOVATEL WIRELESS INC                                             10,000               235,000
RESEARCH IN MOTION LTD                                           20,000             1,526,800
SPECTRASITE INC                                                  15,000               697,500
                                                                        --------------------------------------
                                                                                    3,271,620            1.0%

TOTAL COMMON STOCK AND TOTAL
                                                                        --------------------------------------
INVESTMENT SECURITIES                                                             308,996,223           91.6%
                                                                        ======================================


REPURCHASE AGREEMENT                                         PAR VALUE                                   8.5%
(including accrued interest)                                -----------
Collateralized by $11,426,000 U.S.
Treasury Bonds 6.875%, due 8/15/25, with
a value of $14,402,116(with UBS Warburg
LLC, 1.55% dated 9/30/04, due 10/1/04                        14,100,000
delivery value $14,100,607)....................                                    14,100,607

Collateralized by $14,440,000 U.S.
Treasury Bonds 4.25%, due 11/15/13, with
a value of $14,866,431(with Morgan Stanley,
1.59%, dated 9/30/04, due 10/1/04,                           14,600,000
delivery value $14,600,645)....................                                    14,600,645
                                                                        ---------------------

TOTAL PURCHASE AGREEMENTS
(COST $28,701,252).............................                                    28,701,252

EXCESS OF LIABILITIES OVER CASH AND OTHER
ASSETS.........................................                                      (386,271)          -0.1%
                                                                        --------------------------------------

NET ASSETS.....................................                                   337,311,204            100%
                                                                        ======================================

NET ASSET VALUE PER OUTSTANDING
OUTSTANDING SHARE
($337,311,204 / 15,248,751 SHARES
OUTSTANDING)...................................                                       $ 22.12
                                                                        =====================

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) based on their evaluation of these controls and procedures as of a date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.  EXHIBITS:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:   Jean B. Buttner
      --------------------------
      Jean B. Buttner, President

Date: November 29, 2004
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Jean B. Buttner
      -------------------------------------------------------
      Jean B. Buttner, President, Principal Executive Officer

By:   /s/ David T. Henigson
      -------------------------------------------------------------------------
      David T. Henigson, Vice President, Treasurer, Principal Financial Officer

Date: November 29, 2004
      -----------------